Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of major classes of property and equipment

Major classes of property and equipment were as follows (in thousands):

	As of December 31,
	2015	2016
Computer equipment	$1,164	$2,542
Purchased software	5,306	6,686
Furniture and fixtures	755	2,563
Construction in progress	—	2,319
Leasehold improvements	665	4,374

	7,890	18,484
Less: Accumulated depreciation	(1,265)	(3,705)

	$6,625	$14,779